Fair Value Measurements - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	$ 1,937	$ (283)	$ 1,998
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	548	(1,551)	342
Federal funds purchased and securities loaned or sold under agreements to repurchase
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	(11)
Trading account liabilities – Corporate securities and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	19	1	10
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	(3)	1
Short-term borrowings
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	17
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1
Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	1	2	30
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1	1
Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	287	49	13
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	255	(8)	(36)
Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(31)	180	242
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(123)	69	(130)
Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	9	0	74
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	3	(8)	40
Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	114	30	50
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	74	31	80
Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	154	199	53
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(93)	79	(174)
Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	246	409	419
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(139)	171	(184)
Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	1,335	463	(304)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	605	(87)	(1,340)
Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(12)	(2)
Other debt securities carried at fair value – Non-agency residential MBS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(3)
Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	(7)	5
Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	9	9
Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	8	3
Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(12)	8	17
Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(23)	69	98
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	13	76	118
Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	187	(1,231)	1,941
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(85)	(1,753)	1,541
Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(51)	45	62
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(39)	(4)	63
Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(55)	(98)	(288)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(61)	52	180
Trading Account Profits (Losses)
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	1,125	(7)	(750)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	712	(95)	(1,563)
Trading Account Profits (Losses) | Federal funds purchased and securities loaned or sold under agreements to repurchase
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	(11)
Trading Account Profits (Losses) | Trading account liabilities – Corporate securities and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	19	1	10
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	(3)	1
Trading Account Profits (Losses) | Short-term borrowings
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	17
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1
Trading Account Profits (Losses) | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0
Trading Account Profits (Losses) | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	339	78	45
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	277	29	(4)
Trading Account Profits (Losses) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(31)	180	242
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(123)	69	(130)
Trading Account Profits (Losses) | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	9		74
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	3	(8)	40
Trading Account Profits (Losses) | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	114	30	50
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	74	31	80
Trading Account Profits (Losses) | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	154	199	53
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(93)	79	(174)
Trading Account Profits (Losses) | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	246	409	419
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(139)	171	(184)
Trading Account Profits (Losses) | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	508	(475)	(1,224)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	507	(276)	(1,375)
Trading Account Profits (Losses) | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0
Trading Account Profits (Losses) | Other debt securities carried at fair value – Non-agency residential MBS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0
Trading Account Profits (Losses) | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Trading Account Profits (Losses) | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Trading Account Profits (Losses) | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Trading Account Profits (Losses) | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Trading Account Profits (Losses) | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(8)	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(3)	0	0
Trading Account Profits (Losses) | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	73	(6)	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	73	(6)	0
Trading Account Profits (Losses) | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(58)	(14)	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(1)	(14)	0
Trading Account Profits (Losses) | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss)
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	813	(470)	2,984
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	(163)	(1,712)	1,721
Mortgage Banking Income (Loss) | Federal funds purchased and securities loaned or sold under agreements to repurchase
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0
Mortgage Banking Income (Loss) | Trading account liabilities – Corporate securities and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0
Mortgage Banking Income (Loss) | Short-term borrowings
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0
Mortgage Banking Income (Loss) | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	30
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0
Mortgage Banking Income (Loss) | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0		0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Mortgage Banking Income (Loss) | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	765	834	927
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	36	85	42
Mortgage Banking Income (Loss) | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0
Mortgage Banking Income (Loss) | Other debt securities carried at fair value – Non-agency residential MBS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0
Mortgage Banking Income (Loss) | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Mortgage Banking Income (Loss) | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Mortgage Banking Income (Loss) | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Mortgage Banking Income (Loss) | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		0	0
Mortgage Banking Income (Loss) | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	(38)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	(34)
Mortgage Banking Income (Loss) | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	114	(1,225)	1,941
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(158)	(1,747)	1,541
Mortgage Banking Income (Loss) | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	2
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	6
Mortgage Banking Income (Loss) | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(66)	(79)	122
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(41)	(50)	166
Other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total	(1)	194	(236)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Total	(1)	256	184
Other | Federal funds purchased and securities loaned or sold under agreements to repurchase
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0
Other | Trading account liabilities – Corporate securities and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0	0
Other | Short-term borrowings
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	0
Other | Accrued expenses and other liabilities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	1	2	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	1	1
Other | Long-term debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Liabilities	(52)	(29)	(32)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in Unrealized Gains (losses) relating to liabilities still held at reporting date	(22)	(37)	(32)
Other | Corporate securities, trading loans and other
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Equity securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0		0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Non-U.S. sovereign debt
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Mortgage trading loans and ABS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Trading Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Derivative assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	62	104	(7)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	62	104	(7)
Other | Non-agency residential
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(12)	(2)
Other | Other debt securities carried at fair value – Non-agency residential MBS
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(3)
Other | Non-U.S. securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		(7)	5
Other | Other taxable securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		9	9
Other | Tax-exempt securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		8	3
Other | Available-for-sale Securities
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets		8	17
Other | Loans and leases
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	(15)	69	136
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	16	76	152
Other | Mortgage servicing rights
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	0	0	0
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	0	0	0
Other | Loans Held-for-Sale
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	7	59	60
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	(38)	10	57
Other | Other assets
Level 3 Total Realized and Unrealized Gains (Losses) Related to Assets Included in Earnings
Total Realized and Unrealized Gains (losses) included in Earnings, Assets	11	(19)	(410)
Level 3 Changes in Unrealized Gains (Losses) Relating to Assets Still Held at Reporting Date
Change in unrealized Gains (losses) relating to assets still held at reporting date	$ (20)	$ 102	$ 14